Notes to the Statements of Cash Flows - Summary of Significant Non-cash Investing Activities and Corresponding Transaction Amounts (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncash Investing Activities [Abstract]
Additions to ROU assets (Note 10)	₱ 34,274	₱ 7,314
Acquisition of property and equipment on account	14,948	23,522
Capitalization to property and equipment of:
Inventories	6,517	5,989
Borrowing costs (Notes 5 and 9)	1,748	1,582
Foreign exchange differences – net (Note 9)	351	29	₱ 0
Non-cash investing activities	₱ 57,838	₱ 38,436